UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(Semi-Annual Reports for the period 01/01/14 through 06/30/14 is filed herewith)

A VISION FOR FUTURE GROWTH

SEMI-ANNUAL REPORT
JUNE 30, 2014

•	Oberweis Micro-Cap Fund
•	Oberweis Emerging Growth Fund
•	Oberweis Small-Cap Opportunities Fund
•	Oberweis China Opportunities Fund
•	Oberweis International Opportunities Fund
•	Oberweis Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

  PRESIDENT’S LETTER

Dear Fellow Shareholders:

The first half of 2014 was volatile for higher-growth stocks, particularly in technology. Still, the ups and downs of the market netted to relatively muted overall returns. In the United States, the Russell 2000 Growth Index returned 2.22% and the Russell Micro-Cap Growth Index returned 1.17%. International small-caps outperformed, with a 6.07% return for the MSCI World ex-US Small-Cap Growth Index. In China, small-cap stocks were flattish, as measured by the -0.44% return on the MSCI Zhong Hua Small-Cap Growth Index. Still, for small-cap growth stocks around the world, the modest returns of the first half of 2014 came on the heels of outstanding gains in 2013.

During much of the past five years, small-caps traded for below-average price/earnings (P/E) ratios, likely due to lingering fear associated with the financial crisis of 2008. By the beginning of this year, however, valuations had rebounded back to their normal historical ranges in most geographies. The notable exception was China, where valuations were below-average amid slower (but still fast) growth and overly negative sentiment among non-Chinese investors.

When stocks are no longer obviously cheap by historical standards, earnings growth (or, to be precise, the difference between true earnings growth and expected earnings growth) becomes all the more important. That brings us to Buddha, who noted: “Three things cannot hide for long: the Moon, the Sun and the Truth.” The aforementioned “truth” is the misunderstood gap between true earnings and analyst expectations, which only needs time to be flushed out. While an acceleration in GDP drives growth across the board, we believe it to be easier to find individual stocks growing earnings faster than the economy overall and, more importantly, faster than other people anticipated. Many analysts look at GDP statistics, but far fewer are studying unknown companies in Nanjing, China, Platteville, Colorado, or Stockholm, Sweden. In short, it looks to us like the global market has caught up with reality in terms of valuations and forecasted GDP growth, except for China, where stocks are still really cheap. In all cases, there remain a plethora of under-followed individual stocks with misunderstood company-specific fundamentals.

Of course, the other key “Buddha truth” that will become clearer in months to come is the rate of return on other competing asset classes such as bonds. Despite widespread calls for interest rates to rise in the first half, the annual yield on the benchmark ten-year U.S. Treasury bond has declined instead, dropping from 3.0% at year-end to 2.5% by the end of June. Although predicting interest rates over the past five years has felt a bit like watching the movie “Groundhog Day,” we (and apparently Federal Reserve Chairman Janet Yellen) believe that the government-driven program of interest rate suppression may be ready to meet its demise in 2015. Still, it would take a considerable jump in interest rates before small-cap growth stock lovers will consider cheating with bonds, though rising rates could create a shift in psychological sentiment. But remember, the Fed will probably only hike rates if economic growth is decent, and a pickup in the economy would also be favorable for corporate earnings and stock prices.

PEFORMANCE

Among our domestic funds, the Emerging Growth Fund returned -2.27%, the Small-Cap Opportunities Fund returned -1.29%, and the Micro-Cap Fund returned -1.50%. For comparison, the Russell 2000 Growth Index returned 2.22% and the Russell Micro-Cap Growth Index returned 1.17%. Our process invests in companies with substantially higher growth rates than the Russell 2000 Growth Index. When growth stocks outperform value stocks (as was the case in 2013), our process tends to fare particularly well. On the other hand, when value stocks outperform, as they did in the first half of 2014, our portfolios tend to face headwinds. In the first half, the Russell 2000 Growth Index underperformed the Russell 2000 Value Index by 198 bps.

Among our international funds, the International Opportunities Fund gained 5.14% (compared to 6.07% for the MSCI World ex-US Small-Cap Growth Index), the China Opportunities Fund returned -0.48% (versus -0.44% for the MSCI Zhong Hua Small-Cap Growth Index), and the Asia Opportunities

  PRESIDENT’S LETTER  (continued)

Fund returned -1.69% (versus 8.05% for the MSCI AC Asia Pacific Ex-Japan SCG Index). The Asia Opportunities Fund has a 58% allocation to China, primarily because we are finding a disproportionate share of intriguing ideas in China and valuations, as mentioned above, remain attractive. While being overweight China has positively impacted long-term performance, this allocation substantially detracted from the Asia Opportunities Fund’s return in the first half of 2014.

Valuations as measured by average P/E ratios have become more attractive since last quarter for most of our funds. In terms of valuation specifics, the average forward P/E ratio as of June 30, 2014 was 18.9 times for the Micro-Cap Fund (versus 24.3 last quarter), 23.8 times for the Emerging Growth Fund (versus 26.5 last quarter), 19.7 times for the Small-Cap Opportunities Fund (versus 20.9 last quarter), 16.5 times for the International Opportunities Fund (versus 19.2 last quarter), 22.6 times for the China Opportunities Fund (versus 20.4 last quarter), and 28.0 times for the Asia Opportunities Fund (versus 23.8 last quarter). Remember, each of the Funds invests in companies with expected earnings growth substantially higher than that of the broader market. As of June 30, 2014, the weighted average market capitalization was $650 million for the Micro-Cap Fund, $1.95 billion for the Emerging Growth Fund, $2.4 billion for the Small-Cap Opportunities Fund, $3.5 billion for the International Opportunities Fund, $11.7 billion for the China Opportunities Fund, and $11.1 billion for the Asia Opportunities Fund.

In recent months, we’ve seen heightened interest in the International Opportunities Fund (OBIOX), managed by Ralf Scherschmidt. Over the last five years, this has been our best performing fund and has fared well relative to its benchmark and peers. For those looking for a contrarian play, the China Opportunities Fund (OBCHX) is worthy of consideration. China is one of few geographies where equity valuations remain considerably below their longer-term historical average. This fund, managed by John Wong, focuses on the high-growth companies in China, presently with significant allocations toward technology and ecommerce.

Thanks again for your continued trust and investment with our team.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

  PRESIDENT’S LETTER  (continued)

Average Annual Total Returns
as of 06/30/14

Fund Ticker	1 Year	3 Years	5 Years	10 Years	Life of Fund*	Expense Ratio**
OBEGX	27.33%	9.72%	18.76%	4.12%	9.07%	1.53%
OBMCX	32.91%	15.43%	19.54%	5.96%	9.91%	1.86%
OBSOX	28.36%	12.02%	20.05%	6.40%	6.61%	2.00%
OBCHX	34.80%	12.13%	14.87%	n/a	16.31%	2.07%
OBIOX	34.83%	20.29%	25.94%	n/a	11.00%	1.60%
OBAOX	7.71%	2.01%	9.23%	n/a	-0.57%	2.49%
OBIIX	n/a	n/a	n/a	n/a	-1.10%	n/a
*	Life of Fund returns are from commencement of operations on 01/07/87 for the Emerging Growth Fund, 01/01/96 for the Micro-Cap Fund, 09/15/96 for the Small-Cap Opportunities Fund, 10/1/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund, 02/01/08 for the Asia Opportunities Fund and 03/10/14 for the International Opportunities Institutional Fund.
**	Expense ratio is the total net annualized fund operating expense ratio as of 12/31/13. The expense ratio gross of any fee waivers or expense reimbursement was 1.53%, 1.87%, 2.39%, 2.07%, 2.20% and 5.35% for the Emerging Growth, Micro-Cap, Small-Cap Opportunities, China Opportunities, International Opportunities and Asia Opportunities Fund’s, respectively. Oberweis Asset Management, Inc., the Fund’s investment advisor, has contractually agreed to reimburse Fund expenses through April 30, 2015 to the extent necessary that Total Annual Fund Operating Expenses for OBEGX, OBMCX, OBSOX OBCHX, OBIOX, and OBAOX exceed 2.00%, 2.00%, 2.00%, 2.49%, 1.60% and 2.49% of average net assets, respectively.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change. Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing.

The MSCI Zhong Hua Small Cap Growth Index (Net) is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding A share classes, with minimum dividends reinvested net of withholding tax.

The MSCI AC Asia Pacific Ex-Japan Small-Cap Growth Index (Net) is a free float adjusted market capitalization index that is designed to measure the equity market performance of small cap growth developed and emerging markets in the Pacific region excluding Japan, with minimum dividends reinvested net of withholding tax.

  PRESIDENT’S LETTER  (continued)

The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax.

The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Microcap Growth Index measures the performance of those Russell Micro Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell Microcap Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. Each index is an unmanaged group of stocks, whose performance does not reflect the deduction of fees, expenses or taxes.

The following tables present portfolio holdings as a percentage of net assets.

Oberweis Micro-Cap Fund
At June 30, 2014 (unaudited)

Asset Allocation
Common Stocks	99.2%
Real Estate Investment Trust	1.2%
Other Liabilities in excess of Assets	(0.4)%
100.0%

Top Holdings
Pixelworks, Inc.	5.5%
Consumer Portfolio Services, Inc.	4.6%
Gentherm, Inc.	4.5%
G-III Apparel Group Ltd.	4.1%
China Mobile Games & Entertainment Group Ltd. ADS	3.4%
Ring Energy, Inc.	3.0%
NQ Mobile, Inc. ADS	2.6%
Ligand Pharmaceuticals, Inc.	2.5%
Callidus Software, Inc.	2.4%
Callon Petroleum Co.	2.4%
Other Holdings	65.0%
100.0%
Top Industries
Semiconductors & Components	12.2%
Computer Services Software & Systems	9.3%
Computer Technology	6.2%
Oil Crude Producer	5.8%
Oil Well Equipment & Services	5.8%
Banks – Diversified	5.7%
Auto Parts	5.6%
Consumer Lending	4.6%
Insurance – Property-Casualty	4.5%
Medical & Dental Instruments & Supplies	4.5%
Other Industries	35.8%
100.0%

Oberweis Emerging Growth Fund
At June 30, 2014 (unaudited)

Asset Allocation
Common Stocks	100.8%
Real Estate Investment Trust	0.5%
Other Liabilities in excess of Assets	(1.3)%
100.0%

Top Holdings
Synaptics, Inc.	4.3%
Methode Electronics, Inc.	3.8%
RetailMeNot, Inc.	3.5%
Vipshop Hldgs. Ltd.	3.1%
Ligand Pharmaceuticals, Inc.	3.1%
Interactive Intelligence, Inc.	3.0%
Montage Technology Group Ltd.	2.8%
Gentherm, Inc.	2.7%
Bonanza Creek Energy, Inc.	2.7%
NQ Mobile, Inc. ADS	2.5%
Other Holdings	68.5%
100.0%

Top Industries
Computer Services Software & Systems	16.9%
Computer Technology	10.4%
Oil Crude Producer	10.1%
Textiles – Apparel & Shoes	7.0%
Semiconductors & Components	6.9%
Back Office Support	6.9%
Commercial Services	4.1%
Electronics Components	3.8%
Medical & Dental Instruments & Supplies	3.3%
Healthcare Services	3.3%
Other Industries	27.3%
100.0%

Oberweis Small-Cap Opportunities Fund
At June 30, 2014 (unaudited)

Asset Allocation
Common Stocks	98.5%
Real Estate Investment Trust	0.6%
Other Assets in excess of Liabilities	0.9%
100.0%

Top Holdings
Methode Electronics, Inc.	4.5%
Astronics Corp.	3.2%
Ring Energy, Inc.	2.6%
Synaptics, Inc.	2.5%
DexCom, Inc.	2.2%
Silicom Ltd.	2.2%
Align Technology, Inc.	1.9%
NetScout Systems, Inc.	1.9%
KapStone Paper & Packaging Corp.	1.9%
Lionbridge Technologies, Inc.	1.9%
Other Holdings	75.2%
100.0%

Top Industries
Computer Services Software & Systems	9.8%
Back Office Support	6.7%
Computer Technology	6.2%
Medical & Dental Instruments & Supplies	5.1%
Auto Parts	5.1%
Medical Equipment	5.0%
Electronics Components	4.5%
Aerospace	4.3%
Oil Crude Producer	3.8%
Textiles – Apparel & Shoes	3.0%
Other Industries	46.5%
100.0%

Oberweis China Opportunities Fund
At June 30, 2014 (unaudited)

Asset Allocation
Common Stocks	93.9%
Commercial Paper	4.8%
Other Assets in excess of Liabilities	1.3%
100.0%

Top Holdings
Vipshop Hldgs. Ltd. ADS	5.6%
China Everbright International Ltd.	5.0%
Huadian Power International Corp. Ltd.	4.7%
Tencent Hldgs. Ltd.	4.6%
China Gas Hldgs. Ltd.	4.4%
Qihoo 360 Technology Co. Ltd. ADS	4.2%
500.com Ltd. ADS	4.1%
China State Construction International Hldgs. Ltd.	3.1%
YY, Inc. ADS	3.0%
Galaxy Entertainment Group Ltd.	2.8%
Other Holdings	58.5%
100.0%

Top Industries
Internet Software & Services	19.5%
Internet & Catalog Retail	8.5%
Hotels Restaurants & Leisure	7.8%
Commercial Service & Supply	7.1%
Independent Power Producers & Energy Traders	5.8%
Construction & Engineering	5.0%
Software	4.6%
Gas Utilities	4.4%
Healthcare Providers & Services	3.8%
Diversified Consumer Services	3.3%
Other Industries	30.2%
100.0%

Oberweis International Opportunities Fund
At June 30, 2014 (unaudited)

Asset Allocation
Common Stocks	93.4%
Commercial Paper	4.9%
Other Assets in excess of Liabilities	1.7%
100.0%

Top Holdings
Pandora A/S	3.1%
Linamar Corp.	2.7%
China Gas Hldgs. Ltd.	2.4%
APERAM	2.3%
Seek Ltd.	2.3%
Japan Aviation Electronics Industry Ltd.	2.2%
Minebea Co. Ltd.	2.1%
Kanamoto Co. Ltd.	2.1%
Dialog Semiconductor PLC	2.0%
JM AB	1.9%
Other Holdings	76.9%
100.0%

Top Industries
Machinery	9.5%
Auto Components	8.5%
Household Durables	4.9%
Metals & Mining	4.6%
Software	4.6%
Oil, Gas & Consumable Fuels	4.2%
Energy Equipment & Services	4.2%
Semiconductors & Semiconductor Equipment	4.0%
Electrical Equipment	3.5%
Commercial Service & Supply	3.4%
Other Industries	48.6%
100.0%

Oberweis Asia Opportunities Fund
At June 30, 2014 (unaudited)

Asset Allocation
Common Stocks	96.7%
Other Assets in excess of Liabilities	3.3%
100.0%

Top Holdings
Tencent Hldgs. Ltd.	4.7%
China Gas Hldgs. Ltd.	3.9%
Vipshop Hldgs. Ltd. ADS	3.8%
500.com Ltd. ADS	3.8%
YY, Inc. ADS	3.6%
China State Construction International Hldgs. Ltd.	3.0%
Tarena International, Inc. ADS	2.7%
China Everbright International Ltd.	2.7%
iKang Healthcare Group, Inc. ADS	2.7%
Sound Global Ltd.	2.6%
Other Holdings	66.5%
100.0%
Top Industries
Construction & Engineering	13.0%
Hotels Restaurants & Leisure	7.5%
Software	6.8%
Transportation Infrastructure	6.4%
Semiconductors & Semiconductor Equipment	6.3%
Internet Software & Services	5.1%
Electronic Equipment, Instruments & Components	4.8%
Food Products	3.3%
Auto Components	2.9%
Diversified Consumer Services	2.8%
Other Industries	41.1%
100.0%

OBERWEIS MICRO-CAP FUND
Schedule of Investments
June 30, 2014 (unaudited)

	Shares	Value
Equities – 99.2%
Auto Parts – 5.6%
Gentherm, Inc.*	58,500	$2,600,325
STRATTEC Security Corp.	9,300	599,757
		3,200,082
Back Office Support – 1.6%
On Assignment, Inc.*	24,800	882,136
Banks – Diversified – 5.7%
Bridge Bancorp, Inc.	36,200	868,438
CenterState Banks, Inc.	59,500	666,400
Eagle Bancorp, Inc.*	36,080	1,217,700
Pacific Premier Bancorp, Inc.*	36,200	510,058
		3,262,596
Banks – Savings/Thrifts & Mortgage Lending – 1.4%
BOFI Hldg., Inc.*	11,176	821,101
Biotechnology – 3.4%
Ligand Pharmaceuticals, Inc.*	22,600	1,407,754
Sucampo Pharmaceuticals, Inc.*	80,700	556,830
		1,964,584
Building Materials – 2.0%
PGT, Inc.*	136,800	1,158,696
Commercial Services – 4.3%
NQ Mobile, Inc. ADS*	242,300	1,487,722
Points International Ltd.*	41,300	936,684
		2,424,406
Communications – 2.2%
Alliance Fiber Optic Products, Inc.*	47,600	861,560
Westell Technologies, Inc.*	164,600	403,270
		1,264,830
Computer Services Software & Systems – 9.3%
Attunity, Ltd.*	87,400	679,098
Autobytel, Inc.*	47,200	618,792
Callidus Software, Inc.*	116,100	1,386,234
China Mobile Games & Entertainment Group Ltd. ADS*	122,600	1,945,662
eGain Communications Corp.*	101,100	684,447
		5,314,233

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Computer Technology – 6.2%
21Vianet Group, Inc. ADS*	39,100	$1,171,827
Astro-Med, Inc.	19,800	269,082
Immersion Corp.*	58,500	744,120
Silicom Ltd.	32,900	1,380,155
		3,565,184
Consumer Lending – 4.6%
Consumer Portfolio Services, Inc.*	344,232	2,623,048
Consumer Services – Misc. – 0.5%
Stamps.com, Inc.*	8,200	276,258
Electronic Entertainment – 1.6%
Glu Mobile, Inc.*	185,900	929,500
Electronics – 1.0%
Elecsys Corp.*	45,600	551,304
Electronics Components – 1.1%
Innovative Solutions & Support, Inc.*	84,600	629,424
Entertainment – 1.3%
Rentrak Corp.*	14,600	765,770
Foods – 1.6%
Inventure Foods, Inc.*	80,300	904,981
Healthcare Services – 0.8%
Medidata Solutions, Inc.*	10,800	462,348
Insurance – Multi-Line – 1.6%
eHealth, Inc.*	24,500	930,265
Insurance – Property-Casualty – 4.5%
Federated National Hldg. Co.	51,200	1,305,600
United Insurance Hldgs. Co.	72,500	1,251,350
		2,556,950
Media – Diversified – 1.5%
Sequential Brands Group, Inc.*	60,300	832,743
Medical & Dental Instruments & Supplies – 4.5%
Anika Therapeutics, Inc.*	27,600	1,278,708
AtriCure, Inc.*	36,200	665,356
Vascular Solutions, Inc.*	26,900	596,911
		2,540,975

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Offshore Drilling – 3.0%
Ring Energy, Inc.*	99,500	$1,736,275
Oil Crude Producer – 5.8%
Callon Petroleum Co.*	118,800	1,384,020
Evolution Petroleum Corp.	59,100	647,145
Triangle Petroleum Corp.*	110,700	1,300,725
		3,331,890
Oil Well Equipment & Services – 5.8%
Flotek Industries, Inc.*	25,300	813,648
Matrix Service Co.*	28,500	934,515
RigNet, Inc.*	18,100	974,142
Superior Drilling Products, Inc.*	92,400	601,524
		3,323,829
Pharmaceuticals – 1.2%
IGI Laboratories, Inc.*	56,300	298,953
Lannett Co., Inc.*	7,800	387,036
		685,989
Semiconductors & Components – 12.2%
Ambarella, Inc.*	21,300	664,134
Inphi Corp.*	60,100	882,268
MaxLinear, Inc.*	98,300	989,881
Montage Technology Group Ltd.*	46,600	964,154
Pixelworks, Inc.*	416,600	3,153,662
Sevcon, Inc.*	39,700	325,540
		6,979,639
Textiles – Apparel & Shoes – 4.1%
G-III Apparel Group Ltd.*	28,500	2,327,310
Utilities – Telecommunications – 0.8%
inContact, Inc.*	48,900	449,391
Total Equities
(Cost: $51,385,862)		$56,695,737
Real Estate Investment Trust – 1.2%
PennyMac Mortgage Investment Trust	31,700	695,498
Total Real Estate Investment Trust
(Cost: $703,704)		$695,498

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Total Investments – 100.4%
(Cost: $52,089,566)		$57,391,235
Other Liabilities Less Assets – (0.4%)		(234,647)
Net Assets – 100%		$57,156,588

Cost of Investments is $52,306,482 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$10,434,400
Gross unrealized depreciation	(5,349,647)
Net unrealized appreciation	$5,084,753
*	Non-income producing security during the period ended June 30, 2014

ADS — American depositary share

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments
June 30, 2014 (unaudited)

	Shares	Value
Equities – 100.8%
Aerospace – 1.9%
Astronics Corp.*	20,900	$1,179,805
Asset Management & Custodian – 0.9%
Financial Engines, Inc.	12,300	556,944
Auto Parts – 2.7%
Gentherm, Inc.*	36,700	1,631,315
Back Office Support – 6.9%
MAXIMUS, Inc.	28,200	1,213,164
On Assignment, Inc.*	30,382	1,080,688
RPX Corp.*	48,200	855,550
WageWorks, Inc.*	20,300	978,663
		4,128,065
Banks – Savings/Thrifts & Mortgage Lending – 2.2%
BOFI Hldg., Inc.*	17,900	1,315,113
Biotechnology – 3.1%
Ligand Pharmaceuticals, Inc.*	29,800	1,856,242
Casinos & Gambling – 2.2%
Multimedia Games Hldg. Co., Inc.*	45,262	1,341,566
Commercial Services – 4.1%
500.com Ltd. ADS*	26,500	980,500
NQ Mobile, Inc. ADS*	240,200	1,474,828
		2,455,328
Computer Services Software & Systems – 16.9%
Callidus Software, Inc.*	82,500	985,050
China Mobile Games & Entertainment Group Ltd. ADS*	37,200	590,364
Coupons.com, Inc.*	9,000	236,790
DealerTrack Hldgs., Inc.*	24,600	1,115,364
eGain Corp.*	40,000	270,800
Envestnet, Inc.*	18,100	885,452
Interactive Intelligence, Inc.*	31,800	1,784,934
LogMeIn, Inc.*	20,400	951,048
RetailMeNot, Inc.*	80,300	2,136,783
Synchronoss Technologies, Inc.*	28,900	1,010,344
Web.com Group, Inc.*	6,200	178,994
		10,145,923

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Computer Technology – 10.4%
21Vianet Group, Inc. ADS*	44,900	$1,345,653
Silicom Ltd.	13,600	570,520
Stratasys, Inc.*	8,900	1,011,307
Super Micro Computer, Inc.*	29,400	742,938
Synaptics, Inc.*	28,800	2,610,432
		6,280,850
Diversified Metals & Minerals – 2.1%
U.S. Silica Hldgs., Inc.	23,000	1,275,120
Diversified Retail – 3.1%
Vipshop Hldgs. Ltd. ADS*	9,900	1,858,626
Education Services – 1.5%
Grand Canyon Education, Inc.*	19,800	910,206
Electronics Components – 3.8%
Methode Electronics, Inc.	60,500	2,311,705
Energy Equipment – 0.8%
SunPower Corp.*	12,100	495,858
Financial Data & Systems – 1.2%
Xoom Corp.*	28,200	743,352
Healthcare Services – 3.3%
Acadia Healthcare, Co., Inc.*	15,000	682,500
Medidata Solutions, Inc.*	10,500	449,505
Omnicell, Inc.*	29,200	838,332
		1,970,337
Insurance-Multi-Line – 1.1%
Ehealth, Inc.*	17,300	656,881
Medical & Dental Instruments & Supplies – 3.3%
Cardiovascular Systems, Inc.*	44,200	1,377,272
Merit Medical Systems, Inc.*	42,100	635,710
		2,012,982
Medical Equipment – 1.1%
Spectranetics Corp.*	27,800	636,064
Oil Crude Producer – 10.1%
Bonanza Creek Energy, Inc.*	28,200	1,612,758
Diamondback Energy, Inc.*	14,900	1,323,120
Gulfport Energy Corp.*	13,100	822,680

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Sanchez Energy Corp.*	35,000	$1,315,650
Synergy Resources Corp.*	73,800	977,850
		6,052,058
Oil Well Equipment & Services – 0.9%
Matrix Service Co.*	16,400	537,756
Pharmaceuticals – 0.7%
Lannett Co., Inc.*	8,700	431,694
Recreational Vehicles & Boats – 1.0%
Winnebago Industries, Inc.*	23,400	589,212
Semiconductors & Components – 6.9%
Ambarella, Inc.*	36,900	1,150,542
Diodes, Inc.*	30,100	871,696
Lattice Semiconductor Corp.*	51,300	423,225
Montage Technology Group Ltd.*	82,400	1,704,856
		4,150,319
Textiles – Apparel & Shoes – 7.0%
G-III Apparel Group Ltd.*	16,600	1,355,556
Skechers USA, Inc.*	23,700	1,083,090
Steven Madden Ltd.*	9,150	313,845
Vince Hldg. Corp.*	39,700	1,453,814
		4,206,305
Utilities – Telecommunications – 1.6%
8x8, Inc.*	117,900	952,632
Total Equities
(Cost: $47,652,457)		$60,682,258
Real Estate Investment Trust – 0.5%
PennyMac Mortgage Investment Trust	13,800	302,772
Total Real Estate Investment Trust
(Cost: $303,500)		$302,772
Total Investments – 101.3%
(Cost: $47,955,957)		$60,985,030
Other Liabilities Less Assets – (1.3%)		(775,987)
Net Assets – 100%		$60,209,043

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

Cost of Investments is $48,374,116 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$16,293,997
Gross unrealized depreciation	(3,683,083)
Net unrealized appreciation	$12,610,914
*	Non-income producing security during the period ended June 30, 2014

ADS — American depositary share

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments
June 30, 2014 (unaudited)

	Shares	Value
Equities – 98.5%
Advertising Agencies – 1.1%
Constant Contact, Inc.*	3,200	$102,752
Aerospace – 4.3%
Astronics Corp.*	5,160	291,282
HEICO Corp.	2,000	103,880
		395,162
Air Transportation – 1.4%
Spirit Airlines, Inc.*	2,100	132,804
Auto Parts – 5.1%
Gentex Corp.	3,900	113,451
Gentherm, Inc.*	2,700	120,015
Meritor, Inc.*	7,400	96,496
Tower International, Inc.*	3,700	136,308
		466,270
Back Office Support – 6.7%
Huron Consulting Group, Inc.*	2,000	141,640
Korn/Ferry International*	5,800	170,346
MAXIMUS, Inc.	2,500	107,550
On Assignment, Inc.*	3,300	117,381
WageWorks, Inc.*	1,600	77,136
		614,053
Banks – Diversified – 2.5%
First NBC Bank Hldg. Co.*	3,600	120,636
PrivateBancorp, Inc.	3,700	107,522
		228,158
Banks – Savings/Thrifts & Mortgage Lending – 0.8%
BOFI Hldg., Inc.*	1,000	73,470
Biotechnology – 2.3%
ICON PLC*	2,400	113,064
Ligand Pharmaceuticals, Inc.*	1,600	99,664
		212,728
Building Materials – 2.0%
PGT, Inc.*	7,400	62,678
Trex Co., Inc.*	4,200	121,044
		183,722

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Commercial Services – 0.8%
NQ Mobile, Inc. ADS*	12,400	$76,136
Commercial Vehicles & Parts – 1.0%
Oshkosh Corp.	1,600	88,848
Communications – 1.2%
ShoreTel, Inc.*	17,500	114,100
Computer Services Software & Systems – 9.8%
China Mobile Games & Entertainment Group Ltd. ADS*	2,200	34,914
Interactive Intelligence Group, Inc.*	1,600	89,808
Kofax Ltd.*	11,600	99,760
Lionbridge Technologies, Inc.*	28,700	170,478
NetScout Systems, Inc.*	3,900	172,926
RetailMeNot, Inc.*	4,000	106,440
SYNNEX Corp.*	1,300	94,705
Verint Systems, Inc.*	2,700	132,435
		901,466
Computer Technology – 6.2%
21Vianet Group, Inc. ADS*	4,900	146,853
Silicom Ltd.	4,800	201,360
Synaptics, Inc.*	2,500	226,600
		574,813
Consumer Electronics – 1.2%
Universal Electronics, Inc.*	2,200	107,536
Diversified Manufacturing Operations – 1.6%
ITT Corp.	3,000	144,300
Electronics Components – 4.5%
Methode Electronics, Inc.	10,900	416,489
Financial Data & Systems – 1.2%
Advent Software, Inc.	3,400	110,738
Foods – 1.2%
The Hain Celestial Group, Inc.*	1,200	106,488
Healthcare Facilities – 0.8%
Universal Health Services, Inc.	800	76,608
Healthcare Management – 1.1%
Centene Corp.*	1,400	105,854

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Healthcare Services – 0.8%
Medidata Solutions, Inc.*	1,620	$69,352
Machinery Construction & Handling – 1.3%
Hyster-Yale Materials Handling, Inc.	1,400	123,956
Medical & Dental Instruments & Supplies – 5.1%
Align Technology, Inc.*	3,100	173,724
Cardiovascular Systems, Inc.*	2,900	90,364
Globus Medical, Inc.*	3,500	83,720
NuVasive, Inc.*	3,500	124,495
		472,303
Medical Equipment – 5.0%
Cyberonics, Inc.*	1,600	99,936
DexCom, Inc.*	5,200	206,232
Natus Medical, Inc.*	6,200	155,868
		462,036
Office Supply Equipment – 1.3%
Zebra Technologies Corp.*	1,400	115,248
Offshore Drilling – 2.6%
Ring Energy, Inc.*	13,500	235,575
Oil Crude Producer – 3.8%
Bonanza Creek Energy, Inc.*	2,000	114,380
Clayton Williams Energy, Inc.*	1,000	137,370
Gulfport Energy Corp.*	1,500	94,200
		345,950
Paper – 1.9%
KapStone Paper & Packaging Corp.*	5,200	172,276
Producer Durables – 0.9%
SPX Corp.	800	86,568
Railroad Equipment – 2.7%
Trinity Industries, Inc.	3,200	139,904
Wabtec Corp.	1,300	107,367
		247,271
Rental & Leasing – 1.2%
GATX Corp.	1,700	113,798

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Restaurants – 1.3%
Dunkin' Brands Group, Inc.	2,600	$119,106
Semiconductors & Components – 2.9%
Intersil Corp.	6,600	98,670
ON Semiconductor Corp.*	9,300	85,002
Pixelworks, Inc.*	11,424	86,480
		270,152
Specialty Retail – 2.6%
Brown Shoe Co., Inc.	4,300	123,023
Penske Automotive Group, Inc.	2,300	113,850
		236,873
Telecommunications Equipment – 2.9%
ARRIS Group, Inc.*	4,000	130,120
Ubiquiti Networks, Inc.*	3,100	140,089
		270,209
Textiles – Apparel & Shoes – 3.0%
G-III Apparel Group Ltd.*	1,400	114,324
Skechers USA, Inc.*	3,600	164,520
		278,844
Truckers – 1.1%
ArcBest Corp.	2,400	104,424
Wholesale & International Trade – 1.3%
CaesarStone Sdot-Yam Ltd.*	2,400	117,792
Total Equities
(Cost: $7,257,807)		$9,074,228
Real Estate Investment Trust – 0.6%
PennyMac Mortgage Investment Trust	2,700	59,238
Total Real Estate Investment Trust
(Cost: $57,892)		$59,238
Total Investments – 99.1%
(Cost: $7,315,699)		$9,133,466
Other Assets Less Liabilities – 0.9%		84,422
Net Assets – 100%		$9,217,888

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

Cost of Investments is $7,337,840 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,104,917
Gross unrealized depreciation	(309,291)
Net unrealized appreciation	$1,795,626
*	Non-income producing security during the period ended June 30, 2014

ADS — American depositary share

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments
June 30, 2014 (unaudited)

	Shares	Value
Equities – 93.9%
Air Freight & Logistics – 1.3%
Sinotrans Ltd.	4,000,000	$2,595,995
Auto Components – 1.9%
Tung Thih Electronic Co. Ltd.*	450,000	1,816,096
Xinchen China Power Hldgs. Ltd.*	3,150,000	2,036,218
		3,852,314
Chemicals – 2.0%
Bloomage Biotechnology Corp.	1,000,000	2,612,768
Green Seal Hldg. Ltd.*	200,000	1,436,801
		4,049,569
Commercial Service & Supply – 7.1%
China Everbright International Ltd.	7,000,000	10,007,225
Sound Global Ltd.*	4,500,000	4,221,072
		14,228,297
Construction & Engineering – 5.0%
China Machinery Engineering Corp.*	1,000,000	590,937
China Singyes Solar Technologies Hldgs. Ltd.	750,000	1,263,806
China State Construction International Hldgs. Ltd.	3,500,000	6,141,619
China WindPower Group Ltd.*	25,000,000	1,999,897
		9,996,259
Diversified Consumer Services – 3.3%
China Distance Education Hldgs. Ltd.*	150,000	2,514,000
Tarena International, Inc. ADS*	310,000	4,070,300
		6,584,300
Electrical Equipment – 2.7%
Boer Power Hldgs. Ltd.	1,500,000	1,852,162
China Ming Yang Wind Power Group Ltd. ADS*	600,000	2,058,000
Zhuzhuo CSR Times Electric Co. Ltd.*	500,000	1,519,276
		5,429,438
Electronic Equipment & Instruments – 2.6%
PAX Global Technology Ltd.*	4,000,000	2,626,961
Sunny Optical Technology Group Co. Ltd.	1,750,000	2,474,711
		5,101,672
Energy Equipment & Services – 0.9%
SPT Energy Group, Inc.	3,200,000	1,684,558

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Food Products – 2.5%
China Huishan Dairy Hldgs. Ltd.*	4,500,000	$987,046
China Modern Dairy Hldgs. Ltd.*	10,000,000	3,935,281
		4,922,327
Gas Utilities – 4.4%
China Gas Hldgs. Ltd.	4,200,000	8,713,873
Healthcare Providers & Services – 3.8%
China Pioneer Pharma Hldgs. Ltd.	4,500,000	2,728,891
iKang Healthcare Group, Inc. ADS*	280,000	4,855,200
		7,584,091
Hotels Restaurants & Leisure – 7.8%
500.com Ltd. ADS*	220,000	8,140,000
Galaxy Entertainment Group Ltd.	700,000	5,599,711
Melco Crown Entertainment Ltd. ADS	50,000	1,785,500
		15,525,211
Household Durables – 0.8%
Techtronic Industries Co.	450,000	1,442,829
Independent Power Producers & Energy Traders – 5.8%
Beijing Jingneng Clean Energy Co. Ltd.	5,000,000	2,232,143
Huadian Power International Corp. Ltd.	15,500,000	9,379,516
		11,611,659
Internet & Catalog Retail – 8.5%
E-Commerce China Dangdang, Inc. ADS*	220,000	2,943,600
Jumei International Hldg. Ltd. ADS*	100,000	2,720,000
Vipshop Hldgs. Ltd. ADS*	60,000	11,264,400
		16,928,000
Internet Software & Services – 19.5%
21Vianet Group, Inc. ADS*	165,000	4,945,050
Bitauto Hldgs. Ltd. ADS*	90,000	4,383,000
HC International, Inc.*	350,000	811,958
NetEase.com, Inc. ADS	55,000	4,309,800
Qihoo 360 Technology Co. Ltd. ADS*	90,000	8,283,600
Tencent Hldgs. Ltd.	600,000	9,150,495
Youku Tudou, Inc. ADS*	40,000	954,400
YY, Inc. ADS*	80,000	6,040,000
		38,878,303
Oil, Gas, & Consumable Fuels – 0.4%
Sinopec Kantons Hldgs. Ltd.	1,000,000	812,861

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Paper & Forest Products – 0.0%
China Forestry Hldgs. Ltd.(a)*	5,760,000	$—
Pharmaceuticals – 2.3%
Dawnrays Pharmaceutical Hldgs. Ltd.	3,500,000	2,551,481
Lijun International Pharmaceutical Hldg. Co. Ltd.	5,500,000	2,114,730
		4,666,211
Semiconductor & Semiconductor Equipment – 2.8%
Canadian Solar, Inc.*	75,000	2,344,500
Montage Technology Group Ltd.*	67,300	1,392,437
Xinyi Solar Hldgs. Ltd.	7,000,000	1,797,327
		5,534,264
Software – 4.6%
ChinaCache International Hldgs. Ltd. ADS*	250,000	3,910,000
China Mobile Games & Entertainment Group Ltd. ADS*	165,100	2,620,137
KongZhong Corp. ADS*	230,000	1,996,400
NQ Mobile, Inc. ADS*	100,000	614,000
		9,140,537
Specialty Retail – 1.6%
GOME Electrical Appliances Hldg. Ltd.	20,000,000	3,277,250
Technology Hardware, Storage & Peripherals – 1.4%
Goldpac Group Ltd.	2,500,000	2,557,933
Coolpad Group Ltd.*	1,200,000	331,338
		2,889,271
Water Utilities – 0.9%
CT Environmental Group Ltd.	2,500,000	1,819,261
Total Equities
(Cost: $142,592,440)		$187,268,350

	Face Amount	Value
Commercial Paper – 4.8%
Prudential Financial
0.22% due 7/2/2014	9,600,000	$9,600,000
Total Commercial Paper
(Cost: $9,600,000)		$9,600,000
Total Investments – 98.7%
(Cost: $152,192,440)		$196,868,350
Other Assets Less Liabilities – 1.3%		2,556,540
Net Assets – 100.0%		$199,424,890

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

Cost of Investments is $154,390,414 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$55,232,457
Gross unrealized depreciation	(12,754,521)
Net unrealized appreciation	$42,477,936
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the period ended June 30, 2014

ADS — American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China (Includes the People's Republic of China and Hong Kong)	92.2%
Taiwan	1.7%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments
June 30, 2014 (unaudited)

	Shares	Value
Equities – 93.4%
Australia – 7.3%
Domino's Pizza Enterprises Ltd.	254,200	$5,143,925
Echo Entertainment Group Ltd.*	1,338,700	3,963,713
Mineral Resources Ltd.*	769,600	6,959,419
Sandfire Resources NL*	366,630	2,150,343
Seek Ltd.	682,800	10,204,979
Vocation Ltd.*	1,388,100	3,992,178
		32,414,557
Canada – 18.9%
Air Canada*	774,000	6,912,398
AutoCanada, Inc.	91,200	6,754,321
Birchcliff Energy Ltd.*	237,100	3,132,893
CCL Industries, Inc.	74,100	7,135,015
Cogeco Cable, Inc.	92,300	5,111,055
Dollarama, Inc.	42,200	3,474,154
Linamar Corp.	204,100	12,040,198
Nevsun Resources Ltd.	598,800	2,244,588
Open Text Corp.	138,000	6,621,310
Painted Pony Petroleum Ltd.*	545,900	6,982,977
Parex Resources, Inc.*	314,800	3,702,315
Precision Drilling Corp.	362,600	5,134,370
Sandvine Corp.*	349,600	1,179,421
Secure Energy Services, Inc.	287,300	6,313,546
ShawCor Ltd.	126,600	7,040,056
		83,778,617
China – 2.8%
China Gas Hldgs. Ltd.	5,170,000	10,726,363
HC International, Inc.*	752,000	1,744,550
		12,470,913
Denmark – 3.9%
Pandora A/S	181,200	13,893,919
Vestas Wind Systems A/S*	61,500	3,102,729
		16,996,648
Finland – 0.9%
Huhtamaki OYJ	160,700	4,202,889

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
France – 5.1%
APERAM*	306,607	$10,348,983
Imerys SA	49,000	4,129,070
UbiSoft Entertainment SA*	448,000	8,250,856
		22,728,909
Germany – 5.3%
Aurelius AG	69,548	2,540,792
Dialog Semiconductor PLC*	258,800	8,974,545
DMG MORI SEIKI AG	157,300	5,477,391
Duerr AG	2,974	263,885
Nordex SE*	285,094	6,335,856
		23,592,469
Italy – 3.0%
Brembo SpA	233,700	8,531,346
ERG SpA	315,900	4,874,973
		13,406,319
Japan – 21.3%
Calsonic Kansei Corp.*	673,000	4,484,231
Japan Aviation Electronics Industry Ltd.	456,000	9,808,242
Kanamoto Co. Ltd.	233,300	9,292,389
Koito Manufacturing Co. Ltd.*	294,200	7,536,143
Minebea Co. Ltd.	832,000	9,346,192
NGK Insulators Ltd.	97,000	2,202,261
Nihon Kohden Corp.*	124,200	6,228,084
Obara Group, Inc.	193,800	8,398,223
Seiko Epson Corp.	186,900	7,951,621
Shimizu Corp.*	855,000	6,051,380
Takeuchi Manufacturing Co. Ltd.*	183,500	6,267,312
Toyo Tire & Rubber Co. Ltd.*	287,500	4,889,813
Ulvac, Inc.*	234,800	4,999,394
Zenkoku Hosho Co. Ltd.	247,800	6,741,393
		94,196,678
Netherlands – 0.7%
ASM International NV	76,381	3,169,032

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Norway – 1.6%
Atea ASA	213,097	$2,431,861
Hexagon Composites ASA	662,406	3,941,672
Nordic Semiconductor ASA*	108,380	537,138
		6,910,671
Spain – 2.2%
Almirall SA*	237,240	3,849,506
Gamesa Corp. Technologica SA*	489,100	6,107,220
		9,956,726
Sweden – 8.8%
Clas Ohlson AB*	149,600	3,050,617
Hexpol AB	46,770	4,241,891
Husqvarna AB*	711,400	5,531,195
JM AB*	231,400	8,588,841
Lindab International AB*	305,643	3,588,616
Meda AB	487,900	8,477,788
SSAB AB*	616,800	5,737,267
		39,216,215
Switzerland – 5.5%
Forbo Hldg. AG	7,215	7,692,583
Georg Fischer AG*	8,725	6,252,523
Swiss Life Hldg. AG	20,320	4,818,782
Temenos Group AG	139,033	5,416,768
		24,180,656
United Kingdom – 6.1%
Ashtead Group PLC*	309,900	4,640,810
Babcock International Group PLC	400,200	7,958,795
Britvic PLC	596,100	7,421,919
Grainger PLC	550,547	1,980,575
Plus500 Ltd.	627,500	4,921,305
		26,923,404
Total Equities
(Cost: $369,119,365)		$414,144,703

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Face Amount	Value
Commercial Paper – 4.9%
Prudential Financial
0.22% due 7/2/2014	21,500,000	$21,500,000
Total Commercial Paper
(Cost: $21,500,000)		$21,500,000
Total Investments – 98.3%
(Cost: $390,619,365)		$435,644,703
Other Assets Less Liabilities – 1.7%		7,344,142
Net Assets – 100%		$442,988,845

Cost of investments is $391,833,083 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$50,545,563
Gross unrealized depreciation	(6,733,943)
Net unrealized appreciation	$43,811,620
*	Non-income producing security during the period ended June 30, 2014

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	23.6%
Consumer Staples	1.7%
Energy	8.4%
Financials	4.7%
Health Care	4.2%
Industrials	25.5%
Information Technology	13.8%
Materials	9.1%
Utilities	2.4%

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments
June 30, 2014 (unaudited)

	Shares	Value
Equities – 96.7%
Australia – 3.2%
Beach Energy Ltd.	25,000	$39,604
Domino's Pizza Enterprises Ltd.*	2,000	40,471
Donaco International Ltd.*	30,000	25,460
G8 Education Ltd.	8,000	34,701
Seek Ltd.	3,000	44,837
		185,073
China – 59.3%
21Vianet Group, Inc. ADS*	2,000	59,940
500.com Ltd. ADS*	6,000	222,000
Baidu.com, Inc. ADS*	300	56,043
Bitauto Hldgs. Ltd. ADS*	1,000	48,700
Bloomage Biotechnology Corp.	35,000	91,447
Canadian Solar Inc.*	1,500	46,890
China Distance Education Hldgs. Ltd.*	4,000	67,040
China Everbright International Ltd.	110,000	157,256
China Gas Hldgs. Ltd.	110,000	228,220
China Mobile Games & Entertainment Group Ltd. ADS*	5,000	79,350
China Modern Dairy Hldgs. Ltd.*	200,000	78,706
China State Construction International Hldgs. Ltd.	100,000	175,475
China WindPower Group Ltd.*	900,000	71,996
ChinaCache International Hldgs. Ltd. ADS*	5,000	78,200
Coolpad Group Ltd.*	52,000	14,358
E-Commerce China Dangdang, Inc. ADS*	7,000	93,660
Goldpac Group Ltd.	80,000	81,854
GOME Electrical Appliances Hldg. Ltd.	500,000	81,931
iKang Healthcare Group, Inc. ADS*	9,000	156,060
Jumei International Hldg. Ltd. ADS*	3,500	95,200
Montage Technology Group Ltd.*	1,500	31,035
NQ Mobile, Inc. ADS*	500	3,070
PAX Global Technology Ltd.*	150,000	98,511
Qihoo 360 Technology Co. Ltd. ADS*	900	82,836
Sound Global Ltd.*	160,000	150,083
SPT Energy Group, Inc.	150,000	78,964
Sunny Optical Technology Group Co. Ltd.	50,000	70,706
Tarena International, Inc. ADS*	12,000	157,560
Tencent Hldgs. Ltd.	18,000	274,515
Vipshop Hldgs. Ltd. ADS*	1,200	225,288
Xinchen China Power Hldgs. Ltd.*	80,000	51,713
Xinyi Solar Hldgs. Ltd.	250,000	64,190
YY, Inc. ADS*	2,800	211,400
		3,484,197

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Hong Kong – 2.0%
Galaxy Entertainment Group Ltd.	10,000	$79,996
Melco Crown Entertainment Ltd. ADS	1,000	35,710
		115,706
India – 14.4%
AIA Engineering Ltd.*	6,000	77,453
Amtek Auto Ltd.*	12,000	49,061
Aurobindo Pharma Ltd.	12,000	147,813
Axis Bank Ltd.	1,045	33,339
Bharat Forge Ltd.*	5,000	52,041
Havells India Ltd.	3,000	58,484
Ipca Laboratories Ltd.*	6,000	87,573
Just Dial Ltd.*	2,500	60,759
Motherson Sumi Systems Ltd.*	18,000	97,040
Suzlon Energy Ltd.*	25,000	11,784
Titan Co. Ltd.*	8,000	46,960
Voltas Ltd.*	20,000	72,508
Yes Bank Ltd.	6,000	53,975
		848,790
Indonesia – 5.2%
PT Ace Hardware Indonesia TBK	700,000	51,961
PT Bumi Serpong Damai	350,000	43,842
PT Jasa Marga PerseroTBK	60,000	30,240
PT Matahari Putra Prima TBK*	150,000	39,540
PT Nippon Indosari Corpindo TBK	300,000	36,187
PT Summarecon Agung TBK*	500,000	47,870
PT Wijaya Karya Persero TBK	300,000	56,052
		305,692
Japan – 1.1%
COLOPL, Inc.*	1,000	27,442
Temp Hldgs. Co. Ltd.*	1,200	39,445
		66,887
Singapore – 2.0%
Ezion Hldgs. Ltd.	30,000	50,044
Yoma Strategic Hldgs. Ltd.*	120,000	68,811
		118,855
South Korea – 6.6%
Gamevil, Inc.*	500	42,153
Hanssem Co. Ltd.*	1,000	76,893
Hotel Shilla Co. Ltd.*	1,000	90,334
i-SENS, Inc.*	1,000	50,801
Medy-Tox, Inc.	100	13,600

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Paradise Co. Ltd.	1,800	$66,535
Samsung SDI Co. Ltd.*	200	32,022
Wonik IPS Co. Ltd.*	1,500	17,197
		389,535
Thailand – 2.9%
Airports of Thailand PCL*	10,000	61,162
Pruksa Real Estate PCL*	80,000	72,100
Sino-Thai Engineering & Construction PCL*	50,000	35,126
		168,388
Total Equities
(Cost: $4,921,495)		$5,683,123
Total Investments – 96.7%
(Cost: $4,921,495)		$5,683,123
Other Assets Less Liabilities – 3.3%		193,181
Net Assets – 100%		$5,876,304

Cost of Investments is $5,017,175 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$919,667
Gross unrealized depreciation	(253,719)
Net unrealized appreciation	$665,948
*	Non-income producing security during the period ended June 30, 2014

ADS — American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	30.3%
Consumer Staples	2.0%
Energy	2.9%
Financials	4.3%
Health Care	7.8%
Industrials	18.9%
Information Technology	25.0%
Materials	1.6%
Utilities	3.9%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities
June 30, 2014 (unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Assets:
Investment securities at value(a)	$57,391,235	$60,985,030	$9,133,466
Cash	—	—	99,768
Receivable from securities sold	3,148,612	—	—
Dividends and interest receivable	1,287	3,777	1,483
Prepaid expenses	18,791	16,560	7,018
Total Assets	60,559,925	61,005,367	9,241,735
Liabilities:
Payable to custodian bank	3,309,148	700,381	—
Payable to advisor (see note 2)	49,267	41,043	5,097
Payable to distributor	12,317	12,184	1,854
Accrued expenses	32,605	42,716	16,896
Total Liabilities	3,403,337	796,324	23,847
Net Assets	$57,156,588	$60,209,043	$9,217,888
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	2,894,525	1,997,796	548,191
Net asset value, offering price and redemption price	$19.75	$30.14	$16.82
Analysis of net assets:
Capital	$49,283,859	$44,604,984	$6,114,018
Accumulated net investment loss	(369,485)	(462,814)	(71,120)
Accumulated net realized gains on investments	2,940,545	3,037,801	1,357,223
Net unrealized appreciation/depreciation of investments	5,301,669	13,029,072	1,817,767
Net Assets	$57,156,588	$60,209,043	$9,217,888
(a) Investment securities at cost	$52,089,566	$47,955,957	$7,315,699

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities  (continued)
June 30, 2014 (unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Assets:
Investment securities at value(a)	$196,868,350	$435,644,703	$5,683,123
Cash	3,647,424	21,695,072	301,376
Receivable from securities sold	629,950	2,290,712	6,921
Receivable-related party (see note 2)	—	—	1,848
Dividends and interest receivable	896,683	269,340	9,339
Prepaid expenses	25,342	61,893	14,209
Total Assets	202,067,749	459,961,720	6,016,816
Liabilities:
Payable for securities purchased	2,276,813	16,429,746	92,413
Payable to advisor (see note 2)	194,392	349,562	—
Payable to distributor	38,879	88,087	1,179
Accrued expenses	132,775	105,480	46,920
Total Liabilities	2,642,859	16,972,875	140,512
Net Assets	$199,424,890	$442,988,845	$5,876,304
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	11,905,191	21,657,387	609,396
Net asset value, offering price and redemption price	$16.75	$20.45	$9.64
Analysis of net assets:
Capital	$138,650,447	$405,257,405	$6,945,619
Accumulated net investment income (loss)	310,815	(112,570)	(69,477)
Accumulated net realized gains (losses) on investments and foreign currency transactions	15,787,632	(7,183,935)	(1,761,571)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	44,675,996	45,027,945	761,733
Net Assets	$199,424,890	$442,988,845	$5,876,304
(a) Investment securities at cost	$152,192,440	$390,619,365	$4,921,495

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations
Period Ended June 30, 2014 (unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Investment Income:
Interest	$1,249	$1,176	$—
Dividends(a)	100,776	58,699	19,934
Total Income	102,025	59,875	19,934
Expenses:
Investment advisory fees (see note 2)	174,716	155,662	18,211
Management fees (see note 2)	116,477	143,265	18,211
Distribution fees and shareholder services (see note 2)	72,798	89,541	11,382
Transfer agent fees and expenses	45,312	54,641	13,948
Custodian fees and expenses	29,912	32,970	24,213
Federal and state registration fees	12,480	11,052	9,511
Other	20,117	35,627	5,099
Total expenses before reimbursed expenses	471,812	522,758	100,575
Earnings credit (see note 5)	302	69	13
Expense reimbursement (see note 2)	—	—	9,508
Total Expenses	471,510	522,689	91,054
Net Investment Loss	(369,485)	(462,814)	(71,120)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains on investment transactions	4,427,186	7,893,025	703,938
Change in net unrealized appreciation/depreciation on investments	(7,230,220)	(10,651,417)	(762,692)
Net realized/unrealized losses on investments	(2,803,034)	(2,758,392)	(58,754)
Net decrease in net assets resulting from operations	$(3,172,519)	$(3,221,206)	$(129,874)
(a)	Dividends are net of foreign withholding tax of $6,496, $2,476 and $447 for the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations  (continued)
Period Ended June 30, 2014 (unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Investment Income:
Interest	$5,968	$17,664	$—
Dividends(a)	1,440,557	2,709,083	21,215
Total Income	1,446,525	2,726,747	21,215
Expenses:
Investment advisory fees (see note 2)	1,249,385	2,081,910	37,290
Distribution fees and shareholder services (see note 2)	249,877	416,382	7,458
Transfer agent fees and expenses	155,739	217,940	13,629
Custodian fees and expenses	166,188	234,710	68,341
Federal and state registration fees	15,728	26,962	10,524
Other	90,913	90,917	3,480
Total expenses before reimbursed expenses	1,927,830	3,068,821	140,722
Earnings credit (see note 5)	163	3,099	84
Expense reimbursement (see note 2)	—	400,877	66,356
Total Expenses	1,927,667	2,664,845	74,282
Net Investment Income (Loss)	(481,142)	61,902	(53,067)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions	10,912,810	(6,776,821)	197,637
Net realized gains (losses) on foreign currency transactions	(13,629)	(12,651)	(4,216)
Net realized gains (losses) on investment and foreign currency transactions	10,899,181	(6,789,472)	193,421
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(13,305,914)	24,263,692	(346,859)
Net realized/unrealized gains (losses) on investments and foreign currencies	(2,406,733)	17,474,220	(153,438)
Net increase (decrease) in net assets resulting from operations	$(2,887,875)	$17,536,122	$(206,505)
(a)	Dividends are net of foreign withholding tax of $74,970, $430,028, and $1,589 for the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
From Operations:
Net investment loss	$(369,485)	$(311,650)
Net realized gains on investment transactions	4,427,186	4,441,107
Change in net unrealized appreciation\depreciation on investments	(7,230,220)	8,207,555
Net increase (decrease) in net assets resulting from operations	(3,172,519)	12,337,012
From Capital Share Transactions:
Proceeds from sale of shares	50,484,632	8,737,114
Redemption of shares	(26,165,441)	(4,702,952)
Redemption fees	84,914	8,411
Net increase from capital share transactions	24,404,105	4,042,573
Total increase in net assets	21,231,586	16,379,585
Net Assets:
Beginning of period	35,925,002	19,545,417
End of period	$57,156,588	$35,925,002
Accumulated Net Investment Loss	$(369,485)	$(311,650)
Transactions in Shares:
Shares sold	2,453,072	483,738
Less shares redeemed	(1,350,359)	(298,742)
Net decrease from capital share transactions	1,102,713	184,996

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	Emerging Growth Fund
	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
From Operations:
Net investment loss	$(462,814)	$(844,266)
Net realized gains on investment transactions	7,893,025	14,591,033
Change in net unrealized appreciation\depreciation on investments	(10,651,417)	13,838,275
Net increase (decrease) in net assets resulting from operations	(3,221,206)	27,585,042
From Capital Share Transactions:
Proceeds from sale of shares	17,079,778	17,771,161
Redemption of shares	(24,179,439)	(33,321,660)
Redemption fees	37,265	13,986
Net decrease from capital share transactions	(7,062,396)	(15,536,513)
Total increase (decrease) in net assets	(10,283,602)	12,048,529
Net Assets:
Beginning of period	70,492,645	58,444,116
End of period	$60,209,043	$70,492,645
Accumulated Net Investment Loss	$(462,814)	$(844,266)
Transactions in Shares:
Shares sold	556,912	659,473
Less shares redeemed	(845,170)	(1,342,854)
Net decrease from capital share transactions	(288,258)	(683,381)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
From Operations:
Net investment loss	$(71,120)	$(94,308)
Net realized gains on investment transactions	703,938	1,535,369
Change in net unrealized appreciation\depreciation on investments	(762,692)	1,772,521
Net increase (decrease) in net assets resulting from operations	(129,874)	3,213,582
From Distributions:
Distributions from net realized gains on investments	—	(491,648)
Net decrease in net assets from distributions	—	(491,648)
From Capital Share Transactions:
Proceeds from sale of shares	463,851	414,027
Proceeds from reinvestment of distributions	—	409,574
Redemption of shares	(508,020)	(1,451,505)
Redemption fees	137	55
Net (decrease) from capital share transactions	(44,032)	(627,849)
Total increase (decrease) in net assets	(173,906)	2,094,085
Net Assets:
Beginning of period	9,391,794	7,297,709
End of period	$9,217,888	$9,391,794
Accumulated Net Investment Loss	$(71,120)	$(94,308)
Transactions in Shares:
Shares sold	27,601	27,214
Shares issued in reinvestment of distributions	—	24,322
Less shares redeemed	(30,612)	(104,591)
Net decrease from capital share transactions	(3,011)	(53,055)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	China Opportunities Fund
	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
From Operations:
Net investment loss	$(481,142)	$(875,721)
Net realized gains on investments and foreign currency transactions	10,899,181	33,603,977
Change in net unrealized appreciation\depreciation of investments and foreign currencies	(13,305,914)	36,110,854
Net increase (decrease) in net assets resulting from operations	(2,887,875)	68,839,110
From Dividends and Distributions:
Dividends from net investment income	—	(1,645,577)
Distributions from net realized gains on investments	—	(8,453,304)
Net decrease in net assets from distributions	—	(10,098,881)
From Capital Share Transactions:
Proceeds from sale of shares	56,887,849	57,089,901
Proceeds from reinvestment of dividends and distributions	—	9,186,273
Redemption of shares	(53,948,570)	(45,853,681)
Redemption fees	164,105	106,900
Net increase from capital share transactions	3,103,384	20,529,393
Total increase in net assets	215,509	79,269,622
Net Assets:
Beginning of period	199,209,381	119,939,759
End of period	$199,424,890	$199,209,381
Accumulated Net Investment Loss	$(310,815)	$(2,627,279)
Transactions in Shares:
Shares sold	3,330,709	3,865,763
Shares issued in reinvestment of dividends and distributions	—	556,070
Less shares redeemed	(3,264,403)	(3,365,293)
Net increase from capital share transactions	66,306	1,056,540

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	International Opportunities Fund
	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
From Operations:
Net investment income (loss)	$61,902	$(45,345)
Net realized gains (losses) on investments and foreign currency transactions	(6,789,472)	8,180,235
Change in net unrealized appreciation\depreciation on investments and foreign currencies	24,263,692	18,085,438
Net increase in net assets resulting from operations	17,536,122	26,220,328
From Dividends and Distributions:
Dividends from net investment income	—	(735,815)
Distributions from net realized gains on investments	—	(1,606,134)
Net decrease in net assets from dividends and distributions	—	(2,341,949)
From Capital Share Transactions:
Proceeds from sale of shares	373,494,967	131,881,051
Proceeds from reinvestment of dividends and distributions	—	2,093,584
Redemption of shares	(114,872,509)	(12,186,328)
Redemption fees	343,478	69,276
Net increase from capital share transactions	258,965,936	121,857,583
Total increase in net assets	276,502,058	145,735,962
Net Assets:
Beginning of period	166,486,787	20,750,825
End of period	$442,988,845	$166,486,787
Accumulated Net Investment Income (Loss)	$(112,570)	$(810,052)
Transactions in Shares:
Shares sold	18,843,845	7,551,420
Shares issued in reinvestment of dividends and distributions	—	108,645
Less shares redeemed	(5,745,075)	(729,896)
Net increase from capital share transactions	13,098,770	6,930,169

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	Asia Opportunities Fund
	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
From Operations:
Net investment loss	$(53,067)	$(81,401)
Net realized gain on investments and foreign currency transactions	193,421	836,059
Change in net unrealized (depreciation) of investments and foreign currencies	(346,859)	(75,254)
Net increase (decrease) in net assets resulting from operations	(206,505)	679,404
From Capital Share Transactions:
Proceeds from sale of shares	655,462	695,366
Redemption of shares	(599,532)	(1,405,100)
Redemption fees	340	191
Net increase (decrease) from capital share transactions	56,270	(709,543)
Total decrease in net assets	(150,235)	(30,139)
Net Assets:
Beginning of period	6,026,539	6,056,678
End of period	$5,876,304	$6,026,539
Accumulated Net Investment Loss	$(69,477)	$(95,828)
Transactions in Shares:
Shares sold	63,309	73,204
Less shares redeemed	(60,923)	(148,943)
Net increase (decrease) from capital share transactions	2,386	(75,919)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Notes to Financial Statements
June 30, 2014

1. Significant Accounting Policies

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund (collectively, “the Funds”) are each a series of the Trust.

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

THE OBERWEIS FUNDS
Notes to Financial Statements  (continued)
June 30, 2014

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2014:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$56,695,737	$60,682,258	$9,074,228
REIT	695,498	302,772	59,238
Total Level 1	57,391,235	60,985,030	9,133,466
Level 2 – Equities	—	—	—
Corporate Bonds	—	—	—
Total Level 2	—	—	—
Level 3	—	—	—
Total Investments	$57,391,235	$60,985,030	$9,133,466

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities
Total Asia	$187,268,350	$106,667,591	$5,498,050
Total Australia	—	32,414,557	185,073
Total Europe	—	191,283,938	—
Total North America	—	83,778,617	—
Total Level 1	187,268,350	414,144,703	5,683,123
Level 2 – Equities
Total Asia	—	—	—
Total Australia	—	—	—
Total Europe	—	—	—
Total North America	—	—	—
Total Commercial Paper	9,600,000	21,500,000	—
Total Level 2	9,600,000	21,500,000	—
Level 3	—	—	—
Total Investments	$196,868,350	$435,644,703	$5,683,123

THE OBERWEIS FUNDS
Notes to Financial Statements  (continued)
June 30, 2014

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

Foreign Currency Transactions.  The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.  It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2014. Therefore,

THE OBERWEIS FUNDS
Notes to Financial Statements  (continued)
June 30, 2014

no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP, and the use of the tax accounting practice known as equalization.

In addition to the requirements of the Code, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The funds that invest in Indian securities accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. As of June 30, 2014, the Oberweis Asia Opportunities Fund has recorded a payable of $12,057 as an estimate for potential future India capital gains taxes, which is included in the net unrealized appreciation of investments and translation of assets and liabilities denominated in the foreign currencies line of the Statement of Assets and Liabilities.

For the period ended June 30, 2014, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Funds’ net assets.

As of June 30, 2014, the China Opportunities Fund had a tax basis in undistributed net investment income of $1,093,300. The Small-Cap Opportunities Fund and China Opportunities Fund had a tax basis in undistributed long-term net capital gains of $669,012 and $5,286,379, respectively. No other Funds had undistributed net investment income or net short-term or net long-term capital gains from the prior calendar year.

As of June 30, 2014, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations through the following year ends:

	2016	2017	Not Subject to Expiration
Micro-Cap Fund	$—	$1,470,750	$—
Emerging Growth Fund	$—	$4,647,538	$—
Small-Cap Opportunities Fund	$—	$—	$—
China Opportunities Fund	$—	$—	$—
International Opportunities Fund	$—	$—	$—
Asia Opportunities Fund	$225,896	$1,710,212	$—

THE OBERWEIS FUNDS
Notes to Financial Statements  (continued)
June 30, 2014

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October capital losses and qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2013, the following Funds deferred to January 1, 2014 post-October capital losses:

	Post-October Capital Losses	Qualified Late-Year Losses
Micro-Cap Fund	$—	$—
Emerging Growth Fund	$—	$—
Small-Cap Opportunities Fund	$—	$—
China Opportunities Fund	$—	$2,329
International Opportunities Fund	$24,304	$162,732
Asia Opportunities Fund	$—	$368

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2014, open Federal tax years include the tax years ended 2010 through 2014. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE OBERWEIS FUNDS
Notes to Financial Statements  (continued)
June 30, 2014

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the period ended June 30, 2014, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, incurred investment advisory fees totaling $174,716, $155,662, and $18,211, respectively. For the period ended June 30, 2014, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred investment advisory and management fees totaling $1,249,385, $2,081,910 and $37,290, respectively.

Management agreement.  For management services and facilities furnished, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2014, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund incurred management fees totaling $116,477, $143,265, and $18,211, respectively.

Expense reimbursement.  OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Small-Cap Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund, and the Asia Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. OAM is also contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.60% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2014 OAM reimbursed the Small-Cap Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund in the amount of $9,508, $400,877, and $66,356, respectively.

THE OBERWEIS FUNDS
Notes to Financial Statements  (continued)
June 30, 2014

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2014, the Trust made no direct payments to its officers and paid $26,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.  The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the period ended June 30, 2014, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred distribution fees totaling $72,798, $89,541, $11,382, $249,877, $416,382, and $7,458, respectively.

Affiliated Commissions.  For the period ended June 30, 2014, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2014, other than options written and money market investments, aggregated $54,141,697 and $29,056,493, respectively, for the Micro-Cap Fund, $46,698,383 and $51,280,989, respectively, for the Emerging Growth Fund, $5,231,153 and $5,401,978, respectively, for the Small-Cap Opportunities Fund, $141,468,140 and $145,471,809, respectively, for the China Opportunities Fund, $596,818,507 and $354,295,526, respectively, for the International Opportunities Fund and $6,116,431 and $6,146,027, respectively, for the Asia Opportunities Fund. The Funds did not hold government securities during the period ended June 30, 2014.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the period ended June 30, 2014.

THE OBERWEIS FUNDS
Notes to Financial Statements  (continued)
June 30, 2014

4. In-Kind Transaction

During the period ended June 30, 2014, the International Opportunities Fund delivered cash and securities with a fair value of $46,958,636 to another Fund of the Trust as payment for 2,272,727 Fund shares redeemed in-kind at a net asset value of $20.66. This transaction resulted in net realized capital gains of $1,963,108. Such capital gains are not taxable to the Fund and will not impact capital gain distributions to remaining shareholders.

5. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund were $84,914, $37,264, $137, $164,105, $343,478, and $340, respectively, for the period ended June 30, 2014, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2014, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund received credits of $302, $69, $13, $163, $3,099, and $84, respectively. During the period ended June 30, 2014, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred interest charges of $4,872, $6,042, $154, $1,548, $816 and $0, respectively, which is included in custodian fees and expenses in the statement of operations.

7. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Micro-Cap Fund
	Six Months Ended June 30, 2014 (unaudited)		Years Ended December 31,
			2013	2012	2011	2010	2009
Net asset value at beginning of period	$20.05		$12.16	$11.20	$12.18	$10.40	$6.95
Income (loss) from investment operations:
Net investment loss(a)	(.13)		(.20)	(.16)	(.18)	(.17)	(.15)
Net realized and unrealized gains (losses) on investments	(.20)		8.08	1.12	(.80)	1.95	3.60
Total from investment operations	(.33)		7.88	.96	(.98)	1.78	3.45
Redemption Fees(a)	.03		.01	—	—	—	—
Net asset value at end of period	$19.75		$20.05	$12.16	$11.20	$12.18	$10.40
Total Return (%)	(1.50)		64.88	8.57	(8.05)	17.12	49.64
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$57,157		$35,925	$19,545	$21,140	$26,619	$26,967
Ratio of gross expenses to average net assets (%)	1.62	(c)	1.87	2.00	1.91	1.89	1.99
Ratio of net expenses to average net assets (%)(b)	1.62	(c)	1.86	2.00	1.91	1.89	1.99
Ratio of net investment loss to average net assets (%)	(1.27	)(c)	(1.28)	(1.31)	(1.53)	(1.68)	(1.81)
Portfolio turnover rate (%)	45	(d)	71	48	62	85	92

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(c)	Annualized.
(d)	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Six Months Ended June 30, 2014 (unaudited)		Years Ended December 31,
			2013	2012	2011	2010	2009
Net asset value at beginning of period	$30.84		$19.68	$18.21	$20.59	$16.24	$10.69
Income (loss) from investment operations:
Net investment loss(a)	(.19)		(.33)	(.28)	(.29)	(.23)	(.18)
Net realized and unrealized gains (losses) on investments	(.53)		11.48	1.75	(2.11)	4.58	5.73
Total from investment operations	(.72)		11.15	1.47	(2.40)	4.35	5.55
Redemption Fees(a)	.02		.01	—	.02	—	—
Net asset value at end of period	$30.14		$30.84	$19.68	$18.21	$20.59	$16.24
Total Return (%)	(2.27)		56.71	8.07	(11.56)	26.79	51.92
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$60,209		$70,493	$58,444	$60,141	$99,013	$117,388
Ratio of gross expenses to average net assets (%)	1.46	(c)	1.53	1.57	1.47	1.39	1.52
Ratio of net expenses to average net assets (%)(b)	1.46	(c)	1.53	1.57	1.47	1.39	1.52
Ratio of net investment loss to average net assets (%)	(1.29	)(c)	(1.35)	(1.43)	(1.39)	(1.30)	(1.43)
Portfolio turnover rate (%)	56	(d)	70	54	85	104	97

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.
(c)	Annualized.
(d)	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2014 (unaudited)		Years Ended December 31,
			2013	2012	2011	2010	2009
Net asset value at beginning of period	$17.04		$12.08	$11.16	$11.61	$9.09	$5.56
Income (loss) from investment operations:
Net investment loss(a)	(.13)		(.17)	(.20)	(.22)	(.17)	(.14)
Net realized and unrealized gains (losses) on investments	(.09)		6.06	1.12	(.23)	2.69	3.66
Total from investment operations	(.22)		5.89	.92	(.45)	2.52	3.52
Redemption Fees(a)	—		—	—	—	—	.01
Less distributions:
Distribution from net realized gains on investments	—		(.93)	—	—	—	—
Net asset value at end of period	$16.82		$17.04	$12.08	$11.16	$11.61	$9.09
Total Return (%)	(1.29)		48.87	8.24	(3.88)	27.72	63.49
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$9,218		$9,392	$7,298	$7,579	$7,961	$6,575
Ratio of gross expenses to average net assets (%)	2.21	(c)	2.39	2.43	2.33	2.47	2.95
Ratio of net expenses to average net assets (%)(b)	2.00	(c)	2.00	2.00	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)	(1.56	)(c)	(1.18)	(1.61)	(1.87)	(1.80)	(1.92)
Portfolio turnover rate (%)	49	(d)	134	99	129	165	212

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

(c)	Annualized.
(d)	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	China Opportunities Fund
	Six Months Ended June 30, 2014 (unaudited)		Years Ended December 31,
			2013	2012	2011	2010	2009
Net asset value at beginning of period	$16.83		$11.12	$8.70	$16.63	$17.27	$7.51
Income (loss) from investment operations:
Net investment loss(a)	(.04)		(.08)	(.02)	(.11)	(.14)	(.11)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(.05)		6.68	2.44	(6.36)	3.06	9.96
Total from investment operations	(.09)		6.60	2.42	(6.47)	2.92	9.85
Redemption Fees(a)	.01		.01	—	.01	.02	.03
Less dividends and distributions:
Distribution from net realized gains on investments	—		(.75)	—	(1.47)	(3.47)	—
Dividends from net investment income	—		(.15)	—	—	(.11)	(.12)
Total dividends and distributions	—		(.90)	—	(1.47)	(3.58)	(.12)
Net asset value at end of period	$16.75		$16.83	$11.12	$8.70	$16.63	$17.27
Total Return (%)	(.48)		59.56	27.82	(38.72)	17.43	131.54
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$199,425		$199,209	$119,940	$119,819	$292,934	$371,709
Ratio of gross expenses to average net assets (%)	1.93	(c)	2.07	2.15	2.08	1.97	2.07
Ratio of net expenses to average net assets (%)(b)	1.93	(c)	2.07	2.15	2.08	1.97	2.07
Ratio of net investment loss to average net assets (%)	(.48	)(c)	(.59)	(.16)	(.76)	(.80)	(.89)
Portfolio turnover rate (%)	62	(d)	140	115	107	104	101

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.
(c)	Annualized.
(d)	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	International Opportunities Fund
	Six Months Ended June 30, 2014 (unaudited)		Years Ended December 31,
			2013	2012	2011	2010	2009
Net asset value at beginning of period	$19.45		$12.74	$9.74	$11.61	$8.97	$5.57
Income (loss) from investment operations:
Net investment income (loss)(a)	—		(.01)	.10	.01	(.08)	(.07)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	.98		6.99	3.11	(1.70)	2.80	3.47
Total from investment operations	.98		6.98	3.21	(1.69)	2.72	3.40
Redemption Fees(a)	.02		.02	—	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—		(.20)	—	—	—	—
Dividends from investment income	—		(.09)	(.21)	(.18)	(.08)	—
Total dividends and distributions	—		(.29)	(.21)	(.18)	(.08)	—
Net asset value at end of period	$20.45		$19.45	$12.74	$9.74	$11.61	$8.97
Total Return (%)	5.14		55.01	32.96	(14.50)	30.37	61.04
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$442,989		$166,487	$20,751	$15,230	$21,755	$18,311
Ratio of gross expenses to average net assets (%)	1.84	(c)	2.20	2.86	2.65	2.66	3.14
Ratio of net expenses to average net assets (%)(b)	1.60	(c)	1.60	1.60	1.89	2.49	2.49
Ratio of net investment income (loss) to average net assets (%)	.04	(c)	(.07)	.86	.12	(.86)	(1.01)
Portfolio turnover rate (%)	72	(d)(e)	176	280	257	160	280

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(c)	Annualized.
(d)	Not annualized.
(e)	Excludes the value of portfolio securities delivered as a result of an in-kind redemption of the fund’s capital shares.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Asia Opportunities Fund
	Six Months Ended June 30, 2014 (unaudited)		Years Ended December 31,
			2013	2012	2011	2010	2009
Net asset value at beginning of period	$9.93		$8.87	$7.57	$9.05	$7.99	$4.30
Income (loss) from investment operations:
Net investment loss(a)	(.09)		(.13)	(.06)	(.09)	(.10)	(.07)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(.20)		1.19	1.36	(1.39)	1.16	3.75
Total from investment operations	(.29)		1.06	1.30	(1.48)	1.06	3.68
Redemption Fees(a)	—		—	—	—	—	.01
Net asset value at end of period	$9.64		$9.93	$8.87	$7.57	$9.05	$7.99
Total Return (%)	(2.92)		11.95	17.17	(16.35)	13.27	85.81
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$5,876		$6,027	$6,057	$6,430	$9,088	$8,605
Ratio of gross expenses to average net assets (%)	4.72	(c)	5.35	4.64	4.17	3.42	4.31
Ratio of net expenses to average net assets (%)(b)	2.49	(c)	2.49	2.49	2.49	2.49	2.49
Ratio of net investment loss to average net assets (%)	(1.78	)(c)	(1.39)	(.71)	(1.03)	(1.28)	(1.15)
Portfolio turnover rate (%)	95	(d)	241	169	188	125	176

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(c)	Annualized.
(d)	Not annualized.

THE OBERWEIS FUNDS

Supplemental Information (unaudited)

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expense Paid During Period* 1/1/14 – 6/30/14	Expense Ratio During Period 1/1/14 – 6/30/14
Micro-Cap Fund
Actual	$1,000.00	$985.00	$7.97	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%
Emerging Growth Fund
Actual	$1,000.00	$977.30	$7.16	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.30	1.46%
Small-Cap Opportunities Fund
Actual	$1,000.00	$987.10	$9.85	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99	2.00%
China Opportunities Fund
Actual	$1,000.00	$995.20	$9.55	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$9.64	1.93%
International Opportunities Fund
Actual	$1,000.00	$1,051.40	$8.14	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Asia Opportunities Fund
Actual	$1,000.00	$970.80	$12.17	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.45	$12.42	2.49%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-800-323-6166
www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-630-577-2300
www.oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Micro-Cap Fund Emerging Growth Fund Small-Cap Opportunities Fund China Opportunities Fund International Opportunities Fund Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

A VISION FOR FUTURE GROWTH

SEMI-ANNUAL REPORT
JUNE 30, 2014

•	Oberweis International Opportunities Institutional Fund

1-800-245-7311

www.oberweisfunds.com

PRESIDENT AND PORTFOLIO MANAGER’S LETTER

Dear Shareholder:

Thank you for your investment in the Oberweis International Opportunities Institutional Fund (OBIIX). This fund, managed by Ralf Scherschmidt and team, is invested in a portfolio substantially similar to the Oberweis International Opportunities Fund (OBIOX), but with a lower and more institutionally-oriented fee structure.

In the short time since its inception on 3/10/2014, the fund returned -1.10% versus 2.35% for its benchmark, the MSCI World Ex-US Small-Cap Growth Index. In the second quarter, the fund returned 2.91% versus 3.05% for the benchmark.

PERFORMANCE REVIEW

Value stocks outperformed growth stocks from the inception of the fund on 3/10/2014 through 6/30/2014, with the MSCI World ex-US Small Cap Value Index (+ 3.69%) beating the MSCI World ex-US Small Cap Growth Index by 134 basis points. The strength in value stocks was concentrated in April (119 basis points difference) and was a continuation of value style strength seen during the first quarter. Growth stocks rebounded relative to value in May and June and were able to erase some of value’s lead.

During the second quarter, we reduced our exposure in technology stocks to 13.8% of the portfolio on June 30 from 28.4% on March 31. After a strong run for information technology in 2013, we trimmed our previously overweight exposure and currently have a weighting more similar to that of the benchmark. Similarly, after ending the first quarter with a large overweight in Hong Kong/China (13.7% versus 2.8% for the benchmark), we reduced our exposure during the second quarter.

OUTLOOK

Global economic indicators continue to be mixed. While the U.S. has seen improving labor markets through stronger employment reports, data across the rest of the developed world continue to highlight the need for additional central bank accommodation. In fact, during the second quarter the European Central Bank moved closer to enacting its own Federal Reserve-style quantitative easing program, while the U.S. winds down its program. The ECB is looking at potential quantitative easing strategies to fight deflationary pressures, which remain a risk across the European continent. As a result, bond yields across the globe and especially in the EU region fell during the quarter, with 10-year Spanish and Italian bond yields approaching levels similar to the U.S. 10-year. We believe the persistence of low global interest rates continues to lend support to equity prices, particularly when equities are considered as an investment relative to bonds.

On the other hand, GDP growth throughout much of the developed world remains lackluster and valuation multiples for equities have returned to more normal levels. As a result, we believe that stock picking will be an increasingly important driver of returns for equity investors going forward.

We continue to execute on a disciplined process designed to identify companies that have improving fundamentals and misunderstood earnings potential. Recently that has led us to a number of new investment opportunities in the Nordic region, where we are overweight. This is not a bet on the Nordic region showing outsized economic growth, but rather is a result of

1

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

our bottom-up fundamental process leading us to Nordic companies that have global market exposure. We also remain overweight Canadian equities, with the companies we own having a wide exposure to many global end markets.

PORTFOLIO HIGHLIGHTS

At quarter-end, the portfolio was invested in 72 stocks in 15 countries. Our top five country weightings (portfolio weighting versus the MSCI World ex-US Small Cap Growth Index) at the end of the quarter were Japan (21.3% vs. 24.2%), Canada (18.9% vs. 12.1%), Sweden (8.9% vs. 3.7%), Australia (7.3% vs. 5.9%) and the United Kingdom (6.1% vs. 22.5%). We are underweight the U.K. because of fewer ideas that fit our process there compared to other countries. On a sector basis, the portfolio was overweight consumer discretionary (23.7% vs. 18.4%) and underweight financials (4.8% vs. 11.0%).

Since inception of the fund, some of the top performers included: Aperam (APAM NA), which returned +43.1% and contributed 83 basis points to portfolio return; Linamar Corp. (LNR CN), which returned +32.9% and contributed 73 bps; and Kanamoto Co., Ltd. (9678 JP), which returned +26.7% and contributed 57 bps. Some of the leading detractors since the inception of the fund included: GMO Payment Gateway Inc. (3769 JP) which returned -32.2% and detracted 66 bps; Hi Sun Technology China Ltd. (818 HK), which returned -49.5% and detracted 59 bps; and F@N Communications Inc. (2461 JP), which returned -29.8% and detracted 50 bps.

COMMITMENT TO OUR SHAREHOLDERS

As a firm, our mission is to earn our clients’ trust by consistently exceeding exceptions through a relentless focus on quality, performance and service.

•	Performance and Investment Quality
Our dedicated and nimble investment team maintains autonomy and consistently applies a disciplined, repeatable process to profit from market anomalies, particularly for growth-oriented firms at the inflection point of change.
•	Client Service Excellence Our approach is to clearly communicate strategy and results on time and in a clear, straightforward manner.
•	Investment Professional Empowerment We empower our professional to thrive through participation in earnings and equity ownership opportunities for senior leadership.

We appreciate your confidence and trust. Should you have any questions or would like further information, please contact us at 800-245-7311 or visit our website at www.oberweisfunds.com.

Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager

2

The following table presents holdings as a percentage of net assets.

At June 30, 2014 (unaudited)
Asset Allocation
Common Stocks	93.6%
Commercial Paper	4.8%
Other Assets in excess of Liabilities	1.6%
100.0%
Top Holdings
Pandora A/S	3.1%
Linamar Corp.	2.7%
China Gas Hldgs. Ltd.	2.4%
APERAM	2.3%
Seek Ltd.	2.3%
Japan Aviation Electronics Industry Ltd.	2.2%
Minebea Co. Ltd.	2.1%
Kanamoto Co. Ltd.	2.1%
Dialog Semiconductor PLC	2.0%
JM AB	1.9%
Other Holdings	76.9%
100.0%
Top Industries
Machinery	9.7%
Auto Components	8.7%
Household Durables	5.0%
Metals & Mining	4.7%
Software	4.7%
Oil, Gas & Consumable Fuels	4.3%
Energy Equipment & Services	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Electrical Equipment	3.6%
Commercial Service & Supply	3.4%
Other Industries	47.5%
100.0%

3

Schedule of Investments
June 30, 2014 (unaudited)

	Shares	Value
Equities – 93.6%
Australia – 7.3%
Domino's Pizza Enterprises Ltd.*	39,400	$797,288
Echo Entertainment Group Ltd.*	207,500	614,380
Mineral Resources Ltd.*	119,300	1,078,818
Sandfire Resources NL*	56,794	333,106
Seek Ltd.	105,800	1,581,263
Vocation Ltd.*	215,200	618,916
		5,023,771
Canada – 18.9%
Air Canada*	120,000	1,071,690
AutoCanada, Inc.	14,100	1,044,254
Birchcliff Energy Ltd.*	36,700	484,931
CCL Industries, Inc.	11,500	1,107,324
Cogeco Cable, Inc.	14,300	791,854
Dollarama, Inc.	6,500	535,118
Linamar Corp.	31,600	1,864,136
Nevsun Resources Ltd.	92,800	347,859
Open Text Corp.	21,400	1,026,783
Painted Pony Petroleum Ltd.*	84,600	1,082,176
Parex Resources, Inc.*	48,800	573,929
Precision Drilling Corp.	56,200	795,785
Sandvine Corp.*	54,200	182,851
Secure Energy Services, Inc.	44,500	977,907
ShawCor Ltd.	19,600	1,089,930
		12,976,527
China – 2.8%
China Gas Hldgs. Ltd.*	802,000	1,663,935
HC International, Inc.*	116,000	269,106
		1,933,041
Denmark – 3.8%
Pandora A/S	28,100	2,154,631
Vestas Wind Systems A/S*	9,600	484,328
		2,638,959
Finland – 1.0%
Huhtamaki OYJ	24,900	651,225

See accompanying notes to the financial statements.

4

Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
France – 5.1%
APERAM*	47,500	$1,603,279
Imerys SA	7,600	640,427
UbiSoft Entertainment SA*	69,400	1,278,146
		3,521,852
Germany – 5.3%
Aurelius AG	10,800	394,556
Dialog Semiconductor PLC*	40,100	1,390,569
DMG MORI SEIKI AG	24,400	849,640
Duerr AG	400	35,492
Nordex SE*	44,200	982,289
		3,652,546
Italy – 3.0%
Brembo SpA	36,200	1,321,501
ERG SpA	49,000	756,169
		2,077,670
Japan – 21.3%
Calsonic Kansei Corp.*	104,000	692,957
Japan Aviation Electronics Industry Ltd.	71,000	1,527,160
Kanamoto Co. Ltd.	35,900	1,429,905
Koito Manufacturing Co. Ltd.*	45,600	1,168,077
Minebea Co. Ltd.	129,000	1,449,109
NGK Insulators Ltd.	14,000	317,852
Nihon Kohden Corp.*	19,300	967,810
Obara Group, Inc.	30,000	1,300,034
Seiko Epson Corp.	29,000	1,233,799
Shimizu Corp.*	133,000	941,326
Takeuchi Manufacturing Co. Ltd.*	28,400	969,982
Toyo Tire & Rubber Co. Ltd.*	45,500	773,866
Ulvac, Inc.*	36,400	775,034
Zenkoku Hosho Co. Ltd.	38,400	1,044,671
		14,591,582
Netherlands – 0.7%
ASM International NV	11,800	489,580

See accompanying notes to the financial statements.

5

Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Shares	Value
Norway – 1.6%
Atea ASA	33,000	$376,596
Hexagon Composites ASA	102,700	611,120
Nordic Semiconductor ASA*	16,500	81,775
		1,069,491
Spain – 2.3%
Almirall SA*	36,800	597,124
Gamesa Corp. Technologica SA*	75,800	946,488
		1,543,612
Sweden – 8.9%
Clas Ohlson AB*	23,500	479,208
Hexpol AB	7,200	653,017
Husqvarna AB*	110,300	857,592
JM AB*	35,900	1,332,495
Lindab International AB*	47,400	556,533
Meda AB	75,600	1,313,631
SSAB AB*	95,600	889,239
		6,081,715
Switzerland – 5.5%
Forbo Hldg. AG	1,118	1,192,004
Georg Fischer AG*	1,345	963,856
Swiss Life Hldg. AG	3,150	747,006
Temenos Group AG	21,600	841,543
		3,744,409
United Kingdom – 6.1%
Ashtead Group PLC*	48,000	718,809
Babcock International Group PLC*	62,000	1,232,997
Britvic PLC	92,400	1,150,453
Grainger PLC	85,300	306,864
Plus500 Ltd.	98,900	775,645
		4,184,768
Total Equities
(Cost: $59,590,255)		$64,180,748

See accompanying notes to the financial statements.

6

Schedule of Investments (continued)
June 30, 2014 (unaudited)

	Face Amount	Value
Commercial Paper – 4.8%
Prudential Financial
0.22% due 7/2/2014	3,300,000	$3,300,000
Total Commercial Paper
(Cost: $3,300,000)		$3,300,000
Total Investments – 98.4%
(Cost: $62,890,255)		$67,480,748
Other Assets Less Liabilities – 1.6%		1,073,745
Net Assets – 100%		$68,554,493

Cost of investments is $63,191,300 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$5,753,463
Gross unrealized depreciation	$(1,464,015)
Net unrealized appreciation	$4,289,448
*	Non-income producing security during the period ended June 30, 2014

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	23.7%
Consumer Staples	1.7%
Energy	8.4%
Financials	4.8%
Health Care	4.2%
Industrials	25.5%
Information Technology	13.8%
Materials	9.1%
Utilities	2.4%

See accompanying notes to the financial statements.

7

Statement of Assets and Liabilities
June 30, 2014 (unaudited)

Assets:
Investment securities at value(a)	$67,480,748
Cash	2,589,113
Receivable from securities sold	361,407
Dividends and interest receivable	43,529
Prepaid expenses	7,853
Total Assets	70,482,650
Liabilities:
Payable for securities purchased	1,865,376
Payable to advisor (see note 2)	4,968
Accrued expenses	57,813
Total Liabilities	1,928,157
Net Assets	$68,554,493
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	6,934,428
Net asset value, offering price and redemption price	$9.89
Analysis of net assets:
Capital	$68,569,077
Accumulated net investment income	207,427
Accumulated net realized losses on investments and foreign currency transactions	(4,812,748)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,590,737
Net Assets	$68,554,493
(a) Investment securities at cost	$62,890,255

See accompanying notes to the financial statements.

8

Statement of Operations
Period Ended June 30, 2014* (unaudited)

Investment Income:
Interest	$1,884
Dividends(a)	409,567
Total Income	411,451
Expenses:
Investment advisory fees (see note 2)	185,477
Transfer agent fees and expenses	28,035
Custodian fees and expenses	71,390
Federal and state registration fees	1,590
Other	14,314
Total expenses before reimbursed expenses	300,806
Earnings credit (see note 5)	356
Expense reimbursement (see note 2)	96,426
Total Expenses	204,024
Net Investment Income	207,427
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized losses on investment transactions	(4,803,761)
Net realized losses on foreign currency transactions	(8,987)
Net realized losses on investments and foreign currency transactions	(4,812,748)
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,590,737
Net realized/unrealized losses on investments and foreign currencies	(222,011)
Net decrease in net assets resulting from operations	$(14,584)
*	For the period from March 10, 2014 (commencement of operations) through June 30, 2014.
(a)	Dividends are net of foreign withholding tax of $67,661.

See accompanying notes to the financial statements.

9

Statement of Changes in Net Assets

Period Ended June 30, 2014* (unaudited)
From Operations:
Net investment income	$207,427
Net realized losses on investments and foreign currency transactions	(4,812,748)
Change in net unrealized appreciation\depreciation on investments and foreign currencies	4,590,737
Net decrease in net assets resulting from operations	(14,584)
From Capital Share Transactions:
Proceeds from sale of shares	68,819,276
Redemption of shares	(253,103)
Redemption fees	2,904
Net increase from capital share transactions	68,569,077
Total increase in net assets	68,554,493
Net Assets:
Beginning of period	—
End of period	$68,554,493
Accumulated Net Investment Income	$207,427
Transactions in Shares:
Shares sold	6,960,923
Less shares redeemed	(26,495)
Net increase from capital share transactions	6,934,428
*	For the period from March 10, 2014 (commencement of operations) through June 30, 2014.

See accompanying notes to the financial statements.

10

Notes to Financial Statements
June 30, 2014 (unaudited)

1. Significant Accounting Policies

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund began operations on March 10, 2014, and is one fund in a series issued by the Trust.

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis International Opportunities Institutional Fund holds foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Fund, the Fund will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Fund utilizes the “Fair Value Measurements and Disclosures” to

11

Notes to Financial Statements (continued)
June 30, 2014 (unaudited)

define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2014:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks
Total Asia	$16,524,623	$—	$—
Total Australia	5,023,771	—	—
Total Europe	29,655,827	—	—
Total North America	12,976,527	—	—
Commercial Paper	—	3,300,000	—
Total Investments	$64,180,748	$3,300,000	$—

The Fund’s assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

Foreign Currency Transactions.  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible

12

Notes to Financial Statements (continued)
June 30, 2014 (unaudited)

imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of the Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.  It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2014. Therefore, no federal income tax provision is required. Income and capital gains of the Fund is determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP, and the use of the tax accounting practice known as equalization.

The Fund has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2014, open Federal tax years include the tax year ended 2014. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Notes to Financial Statements (continued)
June 30, 2014 (unaudited)

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Fund has written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Fund’s principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory and management services to the International Opportunities Institutional Fund. The International Opportunities Institutional Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00% of average daily net assets. For the period ended June 30, 2014, the International Opportunities Institutional Fund incurred investment advisory and management fees totaling $185,477.

Expense reimbursement.  OAM is contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Institutional Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% expressed as a percentage of the Fund’s average daily net assets. For the period ended June 30, 2014 OAM reimbursed the International Opportunities Institutional Fund in the amount of $96,426.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2014, the Trust made no direct payments to its officers and paid $26,000 to its unaffiliated trustees.

Affiliated Commissions.  For the period ended June 30, 2014, the International Opportunities Institutional Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2014, other than options written and money market investments, aggregated $99,833,913 and $35,439,897, respectively. The Fund did not hold government securities during the period ended June 30, 2014.

The Fund may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an

14

Notes to Financial Statements (continued)
June 30, 2014 (unaudited)

attractive investment for each Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options for the period ended June 30, 2014.

4. In-Kind Transaction

During the period ended June 30, 2014, the International Opportunities Institutional Fund received cash and securities with a fair value of $46,958,636, from another Fund of the Trust, in exchange for 4,695,863 shares subscribed in-kind at a net asset value of $10.00.

5. Redemption fee

The Oberweis International Opportunities Institutional Fund is designed for long-term investors. To discourage market timers redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Fund for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Fund were $2,904, for the period ended June 30, 2014, and were recorded as a reduction of the proceeds of shares redeemed in the statements of changes in net assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of the Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2014, the Fund received credits of $356. The Fund incurred interest charges of $4, which is included in custodian fees and expenses in the statement of operations.

7. Subsequent events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

15

Financial Highlights

Per share income and capital for a share outstanding throughout the period is as follows:

	Period Ended June 30, 2014(a) (unaudited)
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income(b)	.03
Net realized and unrealized losses on investments and translation of assets and liabilities denominated in foreign currencies	(.14)
Total from investment operations	(.11)
Redemption Fees(b)	—
Net asset value at end of period	$9.89
Total Return (%)	(1.10)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$68,554
Ratio of gross expenses to average net assets (%)	1.63	(d)
Ratio of net expenses to average net assets (%)(c)	1.10	(d)
Ratio of net investment income to average net assets (%)	1.13	(d)
Portfolio turnover rate (%)	47	(e)(f)

Notes:

(a)	For the period from March 10, 2014 (commencement of operations) through June 30, 2014.
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(d)	Annualized.
(e)	Not annualized.
(f)	Excludes the value of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.

16

Supplemental Information (unaudited)

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the International Opportunities Institutional Fund’s portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Contract:

The Investment Advisory and Management Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management (“OAM”) with respect to the Oberweis International Opportunities Institutional Fund (“OBIIX” or the “Fund”) was approved by the Board of Trustees (the “Board”), including all of the trustees who are not parties to the agreement or interested persons of any such party (the “independent trustees”), on February 20, 2014. The Board of Trustees, including a majority of the independent trustees, determined that approval of the agreement was in the best interests of the Fund. The independent trustees were assisted by legal counsel in making their determination.

The Board noted that OAM has a long association with the Trust since its inception and that the agreement was substantially the same as the ones for the other Oberweis International Funds.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services to be provided by OAM pursuant to the Investment Advisory and Management Agreement, the Board considered the functions to be performed by OAM and the personnel who would provide such services, including the fact that OBIIX and the Oberweis International Opportunities Fund (“OBIOX”), the retail International Opportunities Fund, will be managed by the same persons and in the same fashion, OAM’s financial condition and the culture of compliance created by OAM, including the competency of the chief compliance officer of the Trust and the fact that the Trust and OAM have not had any material compliance issues. The Board also considered the experience, academic background, tenure and structure of the Trust’s portfolio management team, as well as the honesty and integrity of OAM. In addition, the Board noted that OAM personnel are always open and forthright with the Board. The Board also considered that OAM is a research-oriented firm that conducts

17

Supplemental Information (unaudited) (continued)

extensive research. Based on the information provided, the Board concluded that the nature and extent of services to be provided to the Fund by OAM were appropriate and that the quality was expected to be good.

The Board also reviewed the historic performance of OBIOX, which is expected to be managed in the same manner as OBIIX. The Board noted that, as of December 31, 2013, OBIOX had outperformed the relevant market index for the one-year, five-year and inception-to-date periods.

Fees and Expenses, Profitability. With respect to fees and expenses, as well as costs and services to be provided, and profits to be realized, by OAM, the Board considered the amount to be paid to OAM for its advisory and management services, noting that OBIIX had an annual investment advisory and management fee of 1% as opposed to the 1.25% for OBIOX, the retail International Opportunities Fund, which the Board had previously determined to be reasonable and appropriate in amount. The Board also considered the expense cap for the Fund. In addition, the Board noted the monies expended by OAM for the start-up of the Fund, including the organizational expenses. Based on the information considered, the Board concluded that the Fund’s advisory and management fees were reasonable and appropriate in amount given the quality of services to be provided and taking into consideration relevant circumstances.

Economies of Scale. The Board also considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board noted asset capacity constraints for the Fund which limit economies of scale. The Board concluded the Fund’s advisory and management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM and Its Affiliates. The Board considered the fact that the Fund would not pay any 12b-1 fees and as such, Oberweis Securities, Inc., as distributor for the Fund, would not receive payments for its distribution services. The Board also considered potential benefits to OAM related to soft dollars.

After due consideration of all of the information and factors deemed relevant by the Board, the Board determined the Agreement was in the best interests of the Fund. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all-important or controlling, and considered all factors together.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

18

Supplemental Information (unaudited) (continued)

Actual Expenses:

The first line for the Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expense Paid During Period* 1/1/14 – 6/30/14	Expense Ratio During Period 1/1/14 – 6/30/14
Actual	$1,000.00	$989.00	$7.20	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$7.31	1.10%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

19

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-800-323-6166
www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-630-577-2300
www.oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Oberweis International Opportunities Institutional Fund

1-800-245-7311

www.oberweisfunds.com

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.
(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.
(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/5/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/5/2014

By (Signature and Title*)	/s/ Patrick B. Joyce Patrick B. Joyce Executive Vice President and Treasurer, The Oberweis Funds

Date 9/5/2014

/*/ Print the name and title of each signing officer under his or her signature.